RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Short-term benefits for employees and officers	R$ 77,885	R$ 71,248	R$ 62,478
Post-employment benefits	840	814	450
Total compensation of personnel	R$ 78,725	R$ 72,062	R$ 62,928